leases (Tables)	12 Months Ended
Dec. 31, 2017
leases
Minimum lease payments under operating leases

As at December 31 (millions)	2017			2016
Years ending	Operating leases with arm’s-length lessors 1	Operating leases with related party lessors 2	Total	Operating leases with arm’s-length lessors1	Operating leases with related party lessors 2	Total
1 year hence	$218	$6	$224	$211	$6	$217
2 years hence	191	12	203	192	6	198
3 years hence	169	13	182	171	12	183
4 years hence	147	13	160	147	13	160
5 years hence	122	13	135	125	13	138
Thereafter	534	208	742	599	220	819

	$1,381	$265	$1,646	$1,445	$270	$1,715

(1)

Immaterial amounts for minimum lease receipts from sublet land and buildings have been netted against the minimum lease payments in this table. Minimum lease payments exclude occupancy costs and thus will differ from future amounts reported for operating lease expenses. As at December 31, 2017, commitments for occupancy costs under operating leases totalled $816 (2016 — $869).

(2)

As set out in Note 21(c), we have entered into leases with the real estate joint ventures. This table includes 100% of the minimum lease payment amounts due under these leases; of the total, $109 (2016 — $112) is due to our economic interests in the real estate joint ventures and $156 (2016 — $158) is due to our partners’ economic interests in the real estate joint ventures.